DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
DEBENTURES.
Schedule of debentures

	General	Quantity as of December 31, 2021
Issuance	Meeting	Issued	Held in treasury	Maturity	2021	2020
14th	August 26, 2014	20,000	20,000	August 30, 2024	—	—
15th	November 09, 2018	1,500,000	—	November 21, 2022	1,513,958	1,500,985
16th - A	April 25, 2019	600,000	—	May 6, 2023	607,031	600,759
16th - B	April 25, 2019	800,000	—	May 6, 2026	808,918	800,673
Total Consolidated					2,929,907	2,902,417

Current					1,531,956	7,463
Non-current					1,397,951	2,894,954

Schedule of amortization of long term debentures

	2021	2020
2022	—	1,497,760
2023	599,390	598,960
2026	798,561	798,234
	1,397,951	2,894,954